Basis of Presentation of the Consolidated Financial Statements (New Accounting Pronouncements) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Liabilities		$ 18,564,456		$ 11,890,484
Non-current Assets		$ 21,012,370		$ 15,623,570
IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Charge to retained earnings net of tax	$ 5,804
IFRS 9 [Member] | Bottom of range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit or loss (as a percent)		80.00%
IFRS 9 [Member] | Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit or loss (as a percent)		125.00%
IFRS 15 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Charge to retained earnings net of tax	$ 1,272
Scenario Forecast Adjustment [Member] | IFRS 16 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Liabilities			$ 75,000
Non-current Assets			$ 75,000